STOCKHOLDERS' DEFICIT	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
STOCKHOLDERS' DEFICIT

NOTE 3 – STOCKHOLDERS' DEFICIT

Issued and Authorized

As of December 31, 2019, Jupiter Gold had 4,890,424 shares of its common stock and 1 share of its preferred stock issued and outstanding. As of December 31, 2019, Jupiter Gold had 40,000,000 common shares and 10,000,000 preferred shares authorized.

Common Stock

During the year ended December 31, 2019, Jupiter Gold issued and sold 250,333 shares of common stock for cash proceeds of $150,000. Additionally, the Company issued 5,492 shares of its common stock in exchange for fees and services totaling $5,000, or an average price of $0.91 per share which approximated fair market value.

During the year ended December 31, 2018, Jupiter Gold issued and sold 5,000 shares of common stock for cash proceeds of $5,000. Additionally, the Company issued 200,000 shares of its common stock in exchange for fees and services totaling $125,000, or an average price of $0.63 per share which approximated fair market value.

During the year ended December 31, 2017, Jupiter Gold issued and sold 250,100 shares of common stock for cash proceeds of $250,100. On September 29, 2017, Jupiter Gold agreed to issue 176,332 shares of common stock on behalf of MJL to purchase various capital assets valued at approximately $175,000 (or 554,000 Brazilian Reais) from BMIX Participações Ltda., a related party. On September 18, 2017, the Company issued 1,367 shares of common stock with a fair value of $1,367 in satisfaction of certain accounts payable and 1,800 shares of common stock with a fair value of $1,800 to consultants and other professionals in lieu of cash payments.

Preferred A Stock

Jupiter Gold has issued to one of its directors one share of a Series A Convertible Preferred Stock ("Preferred A Stock"). The Certificate of Designations, Preferences and Rights of Preferred A Stock provides that for so long as it is issued and outstanding, its holders shall vote together as a single class with the holders of the Company's common stock, with the holders of Preferred A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Preferred A Stock then outstanding, and the holders of common stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power.

Options

During the year ended December 31, 2019, the Company granted to directors as contractual compensation options to purchase an aggregate of 360,000 shares of its common stock. The options were valued at $116,095 in total. The options were valued using the Black-Scholes option pricing model with the following average assumptions: our stock price on date of grant ($0.275 to $1.125), a strike price of $1.00, expected dividend yield of 0%, historical volatility of 63.08%, risk-free interest rate of 1.39% to 2.56%, and an expected term of five years.

During the year ended December 31, 2018, the Company granted to directors as contractual compensation options to purchase an aggregate of 365,000 shares of its common stock. The options were valued at $204,319 in total. The options were valued using the Black-Scholes option pricing model with the following average assumptions: our stock price on date of grant ($1.00 to $1.13), a strike price of $1.00, expected dividend yield of 0%, historical volatility of 63.08%, risk-free interest rate of 2.25% to 2.94%, and an expected term of five years.

During the year ended December 31, 2017, the Company granted to directors as contractual compensation options to purchase an aggregate of 670,000 shares of its common stock. The options were valued at $363,443 in total. The options were valued using the Black-Scholes option pricing model with the following average assumptions: our stock price on date of grant ($1.00), the strike price ($1.25 or $1.00 according to the specific issuance), expected dividend yield of 0%, historical volatility of 63.08%, risk-free interest rate of 1.93%, and an expected term of five years.

With the untimely death of director Paul Durand on December 18, 2017, the 110,000 options awarded to him were forfeited effective as of December 31, 2017.

The following table reflects all outstanding and exercisable options at December 31, 2019. All stock options are exercisable for a period of five years from the date of issuance.

	Number of Options Outstanding	Weighted Average Exercise Price	Remaining Contractual Life (Years)
Balance, December 31, 2017	1,170,000	$1.10	4.27
Issued	365,000	1.00	4.46
Exercised	(–)	–	–
Forfeited	(–)	–	–
Balance, December 31, 2018	1,535,000	$1.10	3.55
Issued	360,000	1.00	4.46
Exercised	(–)	–	–
Forfeited	(–)	–	–
Balance, December 31, 2019	1,895,000	$1.06	2.92

The remaining contractual life of the options outstanding as of December 31, 2019 ranges from 1.67 to 4.92 years.